Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 22, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Consideration of Material Nonpublic Information (MNPI) in Relation to Timing of Awards
Annual Awards Granted in 2025:
We do not maintain a formal policy regarding the timing of grants of equity-based incentive awards to our employees or directors. However, historically, and during year 2025, our annual LTI awards have been granted at least ten trading days after the fourth quarter and full year earnings announcement in order to reduce the risk of granting awards within a timeframe close to the date of disclosure of Material Nonpublic Information (MNPI). Additionally, in order to reduce the impact of daily stock price fluctuations on the value of the annual awards, the annual grants are awarded based on the average of the closing prices of the ten trading days post the fourth quarter and full year earnings announcement.
MNPI Considered in the Determination of Grant Timing and Terms & Conditions:
LTI awards may also be granted to a NEO upon hire, or on a limited basis, for retention purposes that may fall outside of the timing of the annual or quarterly grants. The Committee and Board consider the timing of reports filed containing MNPI when finalizing the timing of such awards.
The Committee also confirms that award terms are in line with market practice, including predetermining the vesting schedule at grant based on a specified timeframe or based on meeting a pre-specified performance criteria.
In 2025, Mr. Wolf’s premium-priced stock options were granted the day after his appointment as CEO was publicly announced, and Messrs. Evans’ and Everett’s pro-rated RSU and PSU awards for 2025 were granted more than ten trading days following the announcement of their respective appointments.
It is Pitney Bowes’ policy to comply with all applicable securities and state laws when granting awards or engaging in transactions in Pitney Bowes’ securities.

Award Timing Method
We do not maintain a formal policy regarding the timing of grants of equity-based incentive awards to our employees or directors. However, historically, and during year 2025, our annual LTI awards have been granted at least ten trading days after the fourth quarter and full year earnings announcement in order to reduce the risk of granting awards within a timeframe close to the date of disclosure of Material Nonpublic Information (MNPI). Additionally, in order to reduce the impact of daily stock price fluctuations on the value of the annual awards, the annual grants are awarded based on the average of the closing prices of the ten trading days post the fourth quarter and full year earnings announcement.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
LTI awards may also be granted to a NEO upon hire, or on a limited basis, for retention purposes that may fall outside of the timing of the annual or quarterly grants. The Committee and Board consider the timing of reports filed containing MNPI when finalizing the timing of such awards.
The Committee also confirms that award terms are in line with market practice, including predetermining the vesting schedule at grant based on a specified timeframe or based on meeting a pre-specified performance criteria.

Awards Close in Time to MNPI Disclosures, Table
As required by Item 402(x) of Regulation S-K, the following table provides certain information regarding Mr. Wolf’s premium-priced stock options.

Name (a)	Grant Date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following the
disclosure of material nonpublic information
(f)

Kurt Wolf	5/22/2025	229,709	$12.00	1,065,850	9.45%
		229,709	$14.00	996,937
		229,709	$16.00	937,213

(d)
As previously mentioned in the section “Premium-Priced Stock Options for Mr. Wolf” on page 54 of this proxy statement, Mr. Wolf received a performance based award of non-qualified stock options in connection with his appointment to CEO on May 22, 2025; the closing price of common stock on the date of grant was $9.96. One-third of the options has an exercise price equal to each of $12.00, $14.00 and $16.00, respectively, which was 20%, 41%, and 61%, respectively, above the $9.96 per share fair market value on May 22, 2025. The options will vest in equal installments on each of the first, second and third anniversaries of the grant date, subject to Mr. Wolf’s continued employment as CEO.

(e)
The amounts in this column represent the grant date fair value of the stock option awards computed in accordance with FASB ASC 718. Notes 1 and 20 of the Consolidated Financial Statement included in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2025 detail assumptions underlying valuation of stock awards and options.

(f)
The amount is the percentage change in the closing market price of Pitney Bowes Inc. stock between (i) the closing price on May 21, 2025 (announcement of the election of Mr. Wolf as CEO) and (ii) the closing price on May 22, 2025 (since the 8-K was filed pre-market on May 22).

Kurt Wolf [Member]
Awards Close in Time to MNPI Disclosures
Name		Kurt Wolf
Underlying Security Market Price Change		0.0945
Kurt Wolf [Member] | Stock Options Tranche 1 [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		229,709
Exercise Price | $ / shares		$ 12
Fair Value as of Grant Date | $		$ 1,065,850
Kurt Wolf [Member] | Stock Options Tranche 2 [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		229,709
Exercise Price | $ / shares		$ 14
Fair Value as of Grant Date | $		$ 996,937
Kurt Wolf [Member] | Stock Options Tranche 3 [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		229,709
Exercise Price | $ / shares		$ 16
Fair Value as of Grant Date | $		$ 937,213